Inventory (Tables)	12 Months Ended
Jul. 31, 2020
Classes of current inventories [abstract]
Schedule of inventories
	As at July 31, 2020
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$29,702	$16,981	$46,683
Purchased dried cannabis	1,956	—	1,956
Oils	10,805	385	11,190
Hemp derived distillate	566	—	566
Packaging and supplies	4,538	—	4,538
	$47,567	$17,366	$64,933

	As at July 31, 2019
	Capitalized	Biological asset fair
	cost	value adjustment	Total
Dried cannabis	$28,996	$19,349	$48,345
Purchased dried cannabis	8,087	—	8,087
Oils	17,377	5,366	22,743
Hemp derived distillate	1,523	—	1,523
Packaging and supplies	3,156	—	3,156
	$59,139	$24,715	$83,854